Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

(17) Regulatory Matters

The Company and its subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and its subsidiaries must meet specific capital guidelines that involve quantitative measures of the Company's and Bank's assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (as set forth in the table following) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined). Management believes, as of December 31, 2011, that the Company and Bank met all capital adequacy requirements to which they are subject. The Company's trust subsidiaries, Genesee Valley Trust Company and Canandaigua National Trust Company of Florida, must also meet minimum capital requirements as set forth by their regulators. As of December 31, 2011, these companies complied with their minimum capital requirements.

As of December 31, 2011, and as of the most recent notification from regulators, the Company and the Bank are well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Company and Bank must maintain a minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table below. Subsequently, there have been no conditions or events which management believes has changed the Company's or Bank's category.

	Regulatory Capital as of December 31, 2011
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$167,136	9.90%	$67,525	4.00%	$84,406	5.00%
Bank	$147,617	8.75%	$67,471	4.00%	$84,339	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$167,136	12.42%	$53,850	4.00%	$80,774	6.00%
Bank	$147,617	11.20%	$52,700	4.00%	$79,049	6.00%
Total capital (Tiers 1 and 2)
Company	$183,257	13.61%	$107,699	8.00%	$134,624	10.00%
Bank	$163,738	12.43%	$105,399	8.00%	$131,749	10.00%

	Regulatory Capital as of December 31, 2010
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$151,023	9.10%	$66,352	4.00%	$82,940	5.00%
Bank	$140,061	8.50%	$65,913	4.00%	$82,392	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$151,023	12.32%	$49,037	4.00%	$73,556	6.00%
Bank	$140,061	11.60%	$48,314	4.00%	$72,471	6.00%
Total capital (Tiers 1 and 2)
Company	$176,399	14.39%	$98,075	8.00%	$122,593	10.00%
Bank	$155,175	12.85%	$96,627	8.00%	$120,784	10.00%